CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ 117,501	$ 17,092	¥ (36,978)	¥ 150,182
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation	12,839	1,867	23,710	34,673
Impairment of investments	54,615	7,943	1,900	114,789
Allowance for accounts receivable	763	111	0	0
Advances to suppliers write off	2,063	300	0	27,378
Loans receivable write off	0	0	0	1,667
Allowance for loan receivable	27,757	4,037	0	0
(Reversal of provision)/provision for inventory	21,008	3,055	11,022	(3,264)
Depreciation, amortization and disposal expenses	234,245	34,070	58,242	30,833
Deferred tax expense/(income)	(42,752)	(6,218)	(7,605)	2,580
Foreign exchange (gain)/loss	16,715	2,431	87,753	(27,953)
Interest income of loans receivable	(5,276)	(767)	(7,344)	(10,439)
(Gain)/loss from the disposal of a majority owned subsidiary	2,396	348	0	(7,308)
Gain from the disposal of long-term investment, net of tax	(324,016)	(47,126)	0	(7,348)
Share of (income)/loss from equity method investment	1	0	(4,903)	(2,452)
Loss from disposal and write-off of property, equipment and software	26,194	3,810	41,195	1,881
Changes in fair value of equity investments measured at fair value	(46,574)	(6,774)	0	0
Impairment of goodwill	15,291	2,224	0	0
Changes in operating assets and liabilities:
Accounts receivable	(4,556)	(663)	6,534	15,099
Inventories	77,274	11,239	32,003	307,155
Advance to suppliers	(7,198)	(1,047)	18,148	43,444
Prepayments and other assets	(184,767)	(26,873)	(236,427)	(79,514)
Accounts payable	(218,286)	(31,748)	(66,190)	(455,925)
Advance from customers	(13,147)	(1,912)	(15,430)	(38,847)
Tax payable	4,515	657	(29,290)	(18,379)
Accrued expenses and other liabilities	572,566	83,276	171,184	5,266
Purchase of operating equipment	(428,002)	(62,250)	(418,781)	0
Film production	68,963	10,030	(69,238)	0
Net cash provided by/(used in) operating activities	(19,868)	(2,888)	(440,495)	83,518
Cash flows from investing activities:
Purchase of short-term investments	(4,779,597)	(695,164)	(5,559,000)	(3,422,000)
Maturity of short-term investments	5,364,967	780,302	4,345,182	3,085,000
Purchase of property, equipment and software	(12,991)	(1,889)	(9,392)	(29,381)
Purchase of land use rights	(86,211)	(12,539)	0	(84,068)
Purchase of intangible assets	0	0	(10,000)	0
Cash paid for construction in process	(47,650)	(6,930)	(78,848)	(16,726)
Repayment of loan receivable	60,000	8,727	0	186,000
Proceeds from the convertible loan issuer	0	0	0	372,000
Cash received from disposal of long-term investment	502,256	73,050	0	39,751
Cash received from/(paid for) disposal of majority owned subsidiary	(792)	(115)	0	5,019
Net cash acquired from business acquisition	0	0	45,466	0
Purchase of long-term investments	(88,623)	(12,890)	(42,534)	(502,726)
Loan to an equity investee	0	0	0	(73,330)
Loan to a third party	(4,000)	(582)	0	0
Net cash (used in)/provided by investing activities	907,359	131,970	(1,309,126)	(440,461)
Cash flows from financing activities:
Repurchase of ordinary shares	(402,133)	(58,488)	0	0
Proceeds from exercises of share options	1,163	169	1,362	2,403
Purchase of redeemable non-controlling interests	0	0	(92,610)	0
Proceeds from short-term bank loans	0	0	0	11,066
Payback of long-term borrowing	0	0	0	(184)
Net cash provided by/(used in) financing activities	(400,970)	(58,319)	(91,248)	13,285
Effect of exchange rate changes on cash and cash equivalents	32,065	4,663	(59,455)	80,842
Net (decrease)/increase in cash and cash equivalents	518,586	75,426	(1,900,324)	(262,816)
Cash and cash equivalents at the beginning of the year	401,147	58,344	2,301,471	2,564,287
Cash and cash equivalents at the end of the year	919,733	133,770	401,147	2,301,471
Supplemental disclosures of cash flow information:
Cash paid for income taxes	33,638	4,892	36,987	47,705
Cash paid for interest	0	0	0	661
Supplemental disclosures of non-cash information:
Purchase of property and equipment and construction in process included in accrued expenses and other liabilities	¥ 6,057	$ 881	¥ 38,012	¥ 0